Property, Equipment and Leasehold Improvements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Equipment and Leasehold Improvements [Line Items]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
3.	PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Property, equipment and leasehold improvements as of June 30, 2022, and December 31, 2021, consisted of the following:

	(in thousands)
	June 30, 2022	December 31, 2021
Furniture / Fixtures	$743	$159
Computer equipment	3,490	708
Vehicles	106	106
Leasehold improvements	409	731

Subtotal	4,748	1,704
Less accumulated depreciation	(762)	(779)

Property, equipment and leasehold improvements, net	$3,986	$925

Depreciation expense totaled $0.5 million and $0.1 million
for
the six months ended June 30, 2022 and 2021, respectively. During the six months ended June 30, 2022, the Company disposed of certain leasehold improvements that were fully depreciated at the time of disposal, and there was no gain or loss on disposal.

3.    PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Property, equipment and leasehold improvements as of December 31, 2021 and 2020 consisted of the following:

	(in thousands)
	December 31, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer equipment	708	306
Vehicles	106	106
Leasehold improvements	731	409

Subtotal	1,704	974
Less: Accumulated depreciation	(779)	(297)

Property, equipment and leasehold improvements, net	$925	$677

Depreciation expense totaled $0.5 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.